Performance Management	Jul. 31, 2024
American Funds Short-Term Tax-Exempt Bond Fund | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 3.64% (quarter ended December 31, 2023)

Lowest -2.79% (quarter ended March 31, 2022)

The fund's total return for the six months ended June 30, 2024, was 0.68%.

Year to Date Return, Label [Optional Text]	The fund's total return for the six months ended
Bar Chart, Year to Date Return	0.68%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	3.64%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(2.79%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Short 1-5 Years Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/12/2009	3.41%	1.31%	1.05%	1.26%
− After taxes on distributions		3.41	1.27	1.03	N/A
− After taxes on distributions and sale of fund shares		2.94	1.31	1.10	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	8/7/2009	0.73%	0.67%	0.72%	1.01%
F-1	8/27/2009	3.10	1.00	0.77	0.99
F-3	1/27/2017	3.49	1.37	N/A	1.33

Indexes*	1 year	5 years	10 years	Lifetime (since Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	3.56%
Bloomberg Municipal Short 1-5 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.58	1.42	1.30	1.58
Class F-2 annualized 30-day yield at July 31, 2024: 3.05% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

* Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Short 1-5 Years Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Thirty Day Yield Caption [Optional Text]	Class F-2 annualized 30-day yield at July 31, 2024:
Thirty Day Yield Phone	(800) 421-4225
Thirty Day Yield	3.05%
Performance Availability Website Address [Text]	capitalgroup.com
Limited Term Tax-Exempt Bond Fund of America | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 4.76% (quarter ended December 31, 2023)

Lowest -4.07% (quarter ended March 31, 2022)

The fund's total return for the six months ended June 30, 2024, was 0.34%.

Year to Date Return, Label [Optional Text]	The fund's total return for the six months ended
Bar Chart, Year to Date Return	0.34%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	4.76%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(4.07%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Short-Intermediate 1-10 Years Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/18/2008	4.25%	1.75%	1.80%	2.59%
− After taxes on distributions		4.25	1.65	1.75	N/A
− After taxes on distributions and sale of fund shares		3.42	1.71	1.83	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	10/6/1993	1.37%	1.00%	1.33%	3.31%
C	3/15/2001	2.28	0.80	1.00	2.53
F-1	3/15/2001	3.97	1.47	1.53	2.75
F-3	1/27/2017	4.36	1.85	N/A	1.91

Indexes*	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	3.60%
Bloomberg Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.32	1.82	1.97	2.62
Class F-2 annualized 30-day yield at July 31, 2024: 3.02% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

*Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Short-Intermediate 1-10 Years Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Thirty Day Yield Caption [Optional Text]	Class F-2 annualized 30-day yield at July 31, 2024:
Thirty Day Yield Phone	(800) 421-4225
Thirty Day Yield	3.02%
Performance Availability Website Address [Text]	capitalgroup.com
The Tax-Exempt Bond Fund of America | TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 7.37% (quarter ended December 31, 2023)

Lowest -5.70% (quarter ended March 31, 2022)

The fund's total return for the six months ended June 30, 2024, was 0.70%.

Year to Date Return, Label [Optional Text]	The fund's total return for the six months ended
Bar Chart, Year to Date Return	0.70%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.37%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.70%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/1/2008	6.68%	2.25%	3.11%	3.69%
− After taxes on distributions		6.68	2.21	3.09	N/A
− After taxes on distributions and sale of fund shares		5.19	2.33	3.10	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	10/3/1979	2.48%	1.29%	2.56%	5.74%
C	3/15/2001	4.66	1.30	2.31	3.44
F-1	3/15/2001	6.39	1.98	2.84	3.63
F-3	1/27/2017	6.80	2.36	N/A	2.63

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	3.67%
Class F-2 annualized 30-day yield at July 31, 2024: 3.51% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Money Market Seven Day Yield, Caption [Optional Text]	Class F-2 annualized 30-day yield at July 31, 2024:
Money Market Seven Day Yield Phone	(800) 421-4225
Money Market Seven Day Yield	3.51%
Performance Availability Website Address [Text]	capitalgroup.com
American High-Income Municipal Bond Fund | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 7.98% (quarter ended December 31, 2023)

Lowest -6.15% (quarter ended March 31, 2022)

The fund's total return for the six months ended June 30, 2024, was 3.69%.

Year to Date Return, Label [Optional Text]	The fund's total return for the six months ended
Bar Chart, Year to Date Return	3.69%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.98%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(6.15%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/12/2008	8.17%	2.90%	4.49%	4.68%
− After taxes on distributions		8.17	2.85	4.46	N/A
− After taxes on distributions and sale of fund shares		6.56	3.07	4.42	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	9/26/1994	3.89%	1.88%	3.87%	4.83%
C	3/15/2001	6.12	1.94	3.67	4.05
F-1	3/19/2001	7.88	2.63	4.22	4.26
F-3	1/27/2017	8.28	3.01	N/A	3.63

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	3.64%
Class F-2 annualized 30-day yield at July 31, 2024: 4.21% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Thirty Day Yield Caption [Optional Text]	Class F-2 annualized 30-day yield at July 31, 2024:
Thirty Day Yield Phone	(800) 421-4225
Thirty Day Yield	4.21%
Performance Availability Website Address [Text]	capitalgroup.com
The Tax-Exempt Fund of California | Tax-Exempt Fund of California
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 7.68% (quarter ended December 31, 2023)

Lowest -5.82% (quarter ended March 31, 2022)

The fund's total return for the six months ended June 30, 2024, was 1.03%.

Year to Date Return, Label [Optional Text]	The fund's total return for the six months ended
Bar Chart, Year to Date Return	1.03%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.68%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.82%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg California Municipal Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/22/2008	6.46%	2.16%	3.17%	3.90%
− After taxes on distributions		6.46	2.09	3.13	N/A
− After taxes on distributions and sale of fund shares		5.04	2.26	3.15	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	10/28/1986	2.29%	1.19%	2.62%	4.82%
C	3/19/2001	4.45	1.21	2.37	3.48
F-1	3/20/2001	6.17	1.88	2.90	3.67
F-3	1/27/2017	6.56	2.25	N/A	2.59

Indexes*	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	3.61%
Bloomberg California Municipal Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.22	2.25	3.10	3.80
Class F-2 annualized 30-day yield at July 31, 2024: 3.44% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

* Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg California Municipal Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Thirty Day Yield Caption [Optional Text]	Class F-2 annualized 30-day yield at July 31, 2024:
Thirty Day Yield Phone	(800) 421-4225
Thirty Day Yield	3.44%
Performance Availability Website Address [Text]	capitalgroup.com
American Funds Tax-Exempt Fund of New York | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 8.13% (quarter ended December 31, 2023)

Lowest -6.54% (quarter ended March 31, 2022)

The fund's total return for the six months ended June 30, 2024, was 0.78%.

Year to Date Return, Label [Optional Text]	The fund's total return for the six months ended
Bar Chart, Year to Date Return	0.78%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.13%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(6.54%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg New York Municipal Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	11/1/2010	7.06%	1.98%	2.86%	2.99%
− After taxes on distributions		7.06	1.94	2.84	N/A
− After taxes on distributions and sale of fund shares		5.44	2.14	2.85	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	11/1/2010	2.88%	1.03%	2.32%	2.56%
C	11/1/2010	5.07	1.04	2.06	2.34
F-1	11/1/2010	6.78	1.77	2.68	2.80
F-3	1/27/2017	7.18	2.09	N/A	2.29

Indexes*	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	3.09%
Bloomberg New York Municipal Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.32	2.20	2.93	2.97
Class F-2 annualized 30-day yield at July 31, 2024: 3.59% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

* Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg New York Municipal Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Thirty Day Yield Caption [Optional Text]	Class F-2 annualized 30-day yield at July 31, 2024:
Thirty Day Yield Phone	(800) 421-4225
Thirty Day Yield	3.59%
Performance Availability Website Address [Text]	capitalgroup.com
American Funds Short-Term Tax-Exempt Bond Fund: Class R6 Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how investment results for the Class R-6 shares of the fund have varied from year to year, and the following table shows how the Class R-6 shares’ average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how investment results for the Class R-6 shares of the fund have varied from year to year, and the following table shows how the Class R-6 shares’ average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how investment results for the Class R-6 shares of the fund have varied from year to year, and the following table shows how the Class R-6 shares’ average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class R shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class R-6 shares (Class R shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 3.66% (quarter ended December 31, 2023)

Lowest -2.77% (quarter ended March 31, 2022)

The fund's total return for the six months ended June 30, 2024, was 0.72%.

Year to Date Return, Label [Optional Text]	The fund's total return for the six months ended
Bar Chart, Year to Date Return	0.72%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	3.66%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(2.77%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Short 1-5 Years Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 year	Lifetime
R-6 − Before taxes	3/17/2017	3.49%	1.38%	1.32%
− After taxes on distributions		3.49	1.34	1.29
− After taxes on distributions and sale of fund shares		3.02	1.38	1.34

Indexes*	1 year	5 year	Lifetime (from Class R-6 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	2.53%
Bloomberg Municipal Short 1-5 Years Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	3.58	1.42	1.40

* Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Short 1-5 Years Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Performance Availability Website Address [Text]	capitalgroup.com
Limited Term Tax-Exempt Bond Fund of America: Class R6 Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how investment results for the Class R-6 shares of the fund have varied from year to year, and the following table shows how the Class R-6 shares’ average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how investment results for the Class R-6 shares of the fund have varied from year to year, and the following table shows how the Class R-6 shares’ average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how investment results for the Class R-6 shares of the fund have varied from year to year, and the following table shows how the Class R-6 shares’ average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class R shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class R-6 shares (Class R shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 4.79% (quarter ended December 31, 2023)

Lowest -4.04% (quarter ended March 31, 2022)

The fund's total return for the six months ended June 30, 2024, was 0.39%.

Year to Date Return, Label [Optional Text]	The fund's total return for the six months ended
Bar Chart, Year to Date Return	0.39%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	4.79%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(4.04%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Short-Intermediate 1-10 Years Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
R-6 − Before taxes	5/11/2012	4.36%	1.85%	1.90%	1.82%
− After taxes on distributions		4.36	1.76	1.86	N/A
− After taxes on distributions and sale of fund shares		3.52	1.81	1.94	N/A

Indexes*	1 year	5 years	10 years	Lifetime (from Class R-6 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	2.63%
Bloomberg Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.32	1.82	1.97	1.81

* Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Short-Intermediate 1-10 Years Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Performance Availability Website Address [Text]	capitalgroup.com
The Tax-Exempt Bond Fund of America: Class R6 Prospectus | TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how investment results for the Class R-6 shares of the fund have varied from year to year, and the following table shows how the Class R-6 shares’ average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how investment results for the Class R-6 shares of the fund have varied from year to year, and the following table shows how the Class R-6 shares’ average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how investment results for the Class R-6 shares of the fund have varied from year to year, and the following table shows how the Class R-6 shares’ average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class R shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class R-6 shares (Class R shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 7.40% (quarter ended December 31, 2023)

Lowest -5.67% (quarter ended March 31, 2022)

The fund's total return for the six months ended June 30, 2024, was 0.75%.

Year to Date Return, Label [Optional Text]	The fund's total return for the six months ended
Bar Chart, Year to Date Return	0.75%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.40%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.67%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
R-6 − Before taxes	5/11/2012	6.80%	2.36%	3.22%	2.89%
− After taxes on distributions		6.80	2.32	3.20	N/A
− After taxes on distributions and sale of fund shares		5.30	2.44	3.21	N/A

Indexes	1 year	5 years	10 years	Lifetime (from Class R-6 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	2.63%

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Performance Availability Website Address [Text]	capitalgroup.com
American High-Income Municipal Bond Fund: Class R6 Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how investment results for the Class R-6 shares of the fund have varied from year to year, and the following table shows how the Class R-6 shares’ average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how investment results for the Class R-6 shares of the fund have varied from year to year, and the following table shows how the Class R-6 shares’ average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how investment results for the Class R-6 shares of the fund have varied from year to year, and the following table shows how the Class R-6 shares’ average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class R shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class R-6 shares (Class R shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 8.01% (quarter ended December 31, 2023)

Lowest -6.12% (quarter ended March 31, 2022)

The fund's total return for the six months ended June 30, 2024, was 3.74%.

Year to Date Return, Label [Optional Text]	The fund's total return for the six months ended
Bar Chart, Year to Date Return	3.74%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.01%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(6.12%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
R-6 − Before taxes	5/11/2012	8.28%	3.01%	4.60%	4.24%
− After taxes on distributions		8.28	2.95	4.57	N/A
− After taxes on distributions and sale of fund shares		6.67	3.18	4.53	N/A

Indexes	1 year	5 years	10 years	Lifetime (from Class R-6 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	2.63%

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Performance Availability Website Address [Text]	capitalgroup.com